Convertible Redeemable Preferred Shares - Activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Temporary Equity [Line Items]
Balance		¥ 1,395,949
Conversion of convertible redeemable preferred shares upon IPO	$ (207,729,000)	(1,446,168)
Balance				¥ 1,395,949
Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 1,395,949		¥ 594,421		¥ 251,356
Balance (in shares) | shares	43,822,479	43,822,479	32,467,280	32,467,280	24,408,870	24,408,870
Issuance of Preferred Shares				¥ 697,317		¥ 314,544
Issuance of Preferred Shares (in shares) | shares			11,355,199	11,355,199	8,058,410	8,058,410
Accretions of Preferred Shares to Redemption value		¥ 50,219		¥ 104,211		¥ 28,521
Conversion of convertible redeemable preferred shares upon IPO		¥ (1,446,168)
Number of shares redesignated | shares	(43,822,479)	(43,822,479)
Balance				¥ 1,395,949		¥ 594,421
Balance (in shares) | shares			43,822,479	43,822,479	32,467,280	32,467,280
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 30,440		¥ 27,503		¥ 24,777
Balance (in shares) | shares	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Accretions of Preferred Shares to Redemption value		¥ 1,094		¥ 2,937		¥ 2,726
Conversion of convertible redeemable preferred shares upon IPO		¥ (31,534)
Number of shares redesignated | shares	(8,000,000)	(8,000,000)
Balance				¥ 30,440		¥ 27,503
Balance (in shares) | shares	0	0	8,000,000	8,000,000	8,000,000	8,000,000
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 99,075		¥ 89,058		¥ 79,681
Balance (in shares) | shares	10,476,190	10,476,190	10,476,190	10,476,190	10,476,190	10,476,190
Accretions of Preferred Shares to Redemption value		¥ 3,743		¥ 10,017		¥ 9,377
Conversion of convertible redeemable preferred shares upon IPO		¥ (102,818)
Number of shares redesignated | shares	(10,476,190)	(10,476,190)
Balance				¥ 99,075		¥ 89,058
Balance (in shares) | shares	0	0	10,476,190	10,476,190	10,476,190	10,476,190
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 161,101		¥ 146,208		¥ 132,380
Balance (in shares) | shares	4,902,554	4,902,554	4,902,554	4,902,554	4,902,554	4,902,554
Accretions of Preferred Shares to Redemption value		¥ 5,544		¥ 14,893		¥ 13,828
Conversion of convertible redeemable preferred shares upon IPO		¥ (166,645)
Number of shares redesignated | shares	(4,902,554)	(4,902,554)
Balance				¥ 161,101		¥ 146,208
Balance (in shares) | shares	0	0	4,902,554	4,902,554	4,902,554	4,902,554
Series D convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 422,035		¥ 315,565
Balance (in shares) | shares	9,750,676	9,750,676	8,058,410	8,058,410
Issuance of Preferred Shares				¥ 64,806	$ 8,058,410	¥ 314,544
Issuance of Preferred Shares (in shares) | shares			1,692,266	1,692,266
Accretions of Preferred Shares to Redemption value		¥ 15,618		¥ 41,664		1,021
Conversion of convertible redeemable preferred shares upon IPO		¥ (437,653)
Number of shares redesignated | shares	(9,750,676)	(9,750,676)
Balance				¥ 422,035		¥ 315,565
Balance (in shares) | shares	0	0	9,750,676	9,750,676	8,058,410	8,058,410
Series D+ convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 178,035
Balance (in shares) | shares	3,497,954	3,497,954
Issuance of Preferred Shares			$ 3,497,954	¥ 162,184
Accretions of Preferred Shares to Redemption value		¥ 6,688		15,851
Conversion of convertible redeemable preferred shares upon IPO		¥ (184,723)
Number of shares redesignated | shares	(3,497,954)	(3,497,954)
Balance				¥ 178,035
Balance (in shares) | shares	0	0	3,497,954	3,497,954
Series E convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 487,494
Balance (in shares) | shares	6,164,979	6,164,979
Issuance of Preferred Shares			$ 6,164,979	¥ 470,327
Accretions of Preferred Shares to Redemption value		¥ 16,904		17,167
Conversion of convertible redeemable preferred shares upon IPO		¥ (504,398)
Number of shares redesignated | shares	(6,164,979)	(6,164,979)
Balance				¥ 487,494
Balance (in shares) | shares	0	0	6,164,979	6,164,979
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance		¥ 17,769		¥ 16,087		¥ 14,518
Balance (in shares) | shares	1,030,126	1,030,126	1,030,126	1,030,126	1,030,126	1,030,126
Accretions of Preferred Shares to Redemption value		¥ 628		¥ 1,682		¥ 1,569
Conversion of convertible redeemable preferred shares upon IPO		¥ (18,397)
Number of shares redesignated | shares	(1,030,126)	(1,030,126)
Balance				¥ 17,769		¥ 16,087
Balance (in shares) | shares	0	0	1,030,126	1,030,126	1,030,126	1,030,126